Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Liability Maturity	The following table presents the undiscounted cash flows of operating and finance leases for each of the following periods:
December 31, 2021
(In thousands)	2022	2023	2024	2025	2026	Later Years	Total Lease Payments	Less: Imputed Interest	Total
Operating Leases	$30,044	$27,956	$26,550	$23,619	$15,187	$50,912	$174,268	$(20,154)	$154,114
Finance Leases	3,402	3,491	3,589	3,701	3,350	5,501	23,034	(3,315)	19,719

Leases cost	The following table presents the lease cost recognized by the Corporation in the Consolidated Statements of Operations as follows:
	Years ended December 31,
(In thousands)	2021	2020	2019
Finance lease cost:
Amortization of ROU assets	$2,006	$2,215	$1,701
Interest on lease liabilities	1,044	1,185	1,194
Operating lease cost	29,970	31,674	30,664
Short-term lease cost	647	214	252
Variable lease cost	93	51	97
Sublease income	(70)	(113)	(113)
Net gain recognized from sale and leaseback transaction[1]	(7,007)	(5,550)	-
Impairment of operating ROU assets[2]	-	14,805	-
Impairment of finance ROU assets[2]	-	1,115	-
Total lease cost[3]	$26,683	$45,596	$33,795
[1]

During the quarter ended September 30, 2021, the Corporation recognized the transfer of two corporate office buildings as a sale. During the quarter ended June 30, 2020, the Corporation recognized the transfer of the Caparra Center as a sale. Since these sale and partial leaseback transactions were considered to be at fair value, no portion of the gain on sale was deferred.

[2]	Impairment loss recognized during the fourth quarter of 2020 in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.
[3]	Total lease cost is recognized as part of net occupancy expense, except for the net gain recognized from sale and leaseback transactions which was included as part of other operating income.

Leases supplemental information	The following table presents supplemental cash flow information and other related information related to operating and finance leases.
	Years ended December 31,
(Dollars in thousands)	2021		2020		2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases[1]	$38,288		$41,650		$30,073
Operating cash flows from finance leases	1,044		1,185		1,200
Financing cash flows from finance leases[1]	2,852		3,145		1,726
ROU assets obtained in exchange for new lease obligations:
Operating leases[2]	$24,136		$14,975		$28,430
Finance leases	-		4,510		661
Weighted-average remaining lease term:
Operating leases	7.9	years	8.0	years	8.7	years
Finance leases	8.3	years	8.9	years	7.3	years
Weighted-average discount rate:
Operating leases	2.7%		3.0%		3.4%
Finance leases	5.0%		5.0%		5.9%
[1]

During the quarter ended March 31, 2021, the Corporation made base lease termination payments amounting to $7.8 million in connection with the closure of nine branches as a result of the strategic realignment of PB’s New York Metro branch network.

[2]

During the quarter ended September 30, 2021, the Corporation recognized a lease liability of $16.8 million and a corresponding ROU asset for the same amount as a result of the partial leaseback of two corporate office buildings.